12. GOODWILL (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Profit	$ 5,443,131	$ 5,844,668	$ 8,422,914
Southern Brewing Company S.A
Disclosure of detailed information about business combination [line items]
Fair value	$ 10,942,580
Prior ownership	49.00%
Prior ownership value	$ 5,361,864
Prior ownership carrying amount	(2,876,856)
Profit	2,485,008
Excelsior Wine Compañy LLC
Disclosure of detailed information about business combination [line items]
Fair value	$ 30,400,000	$ 19,815,024
Prior ownership	50.00%	50.00%
Prior ownership value	$ 15,200,000	$ 9,907,512
Prior ownership carrying amount	(3,358,138)	(2,188,868)
Profit	$ 11,841,862	$ 7,718,644